Long Term Debt - Schedule of Long Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Mar. 19, 2014
Secured Debt [Member]
Debt Instrument [Line Items]
Total long term debt		$ 366,366
Less current installments		(50,110)
Long term debt		316,256
10.0 % First Priority Secured Notes Due 2019 [Member]
Debt Instrument [Line Items]
2019 Notes	420,000		420,000
Less original issue discount	(6,300)
Amortization of original issue discount	1,082
Long term debt	$ 414,782